Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Summary of investments

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Marketable securities held in trust account	—	268,909	265,156
	—	268,909	265,156